PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment consist of the following (in thousands):

	As of December 31,
	2024	2023
Land	$70,888	$70,888
Buildings	154,039	143,207
Furniture and Fixtures	1,483	827
Leasehold Improvements	15,574	14,680
Equipment and Software	11,094	9,498
Construction in Progress	6,456	10,166
Total Property, Plant and Equipment	259,534	249,266
Less Accumulated Depreciation and Amortization	(47,282)	(33,580)
Property, Plant and Equipment, Net	$212,252	$215,686
Construction in progress represents assets under construction for cultivation not yet ready for use. During the years ended December 31, 2024 and 2023, the Company recorded depreciation expense of $14.3 million and $13.5 million, respectively. The amount of amortization recognized for finance leases during the years ended December 31, 2024 and 2023 was $0.6 million and $0.3 million, respectively, see Note 12 – Leases for further information. During the years ended December 31, 2024 and 2023, the Company capitalized interest to property and equipment of nil and $0.3 million, respectively.